Expenses by nature (Details) - USD ($)		12 Months Ended
	Jun. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Conversion instrument		$ 712,479
Deferral payment expense	$ 300,000
Deferred earn-out consideration payable in cash	4,443,040
Achieve
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Deferred earn-out consideration payable in cash	$ 4,443,040
Other regional and support center
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses		16,651,595	$ 12,278,518	$ 9,798,901
Marketing expenses		10,807,453	6,765,806	6,446,798
Total		27,459,048	19,044,324	16,245,699
Corporate, general and administrative expense
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Salaries and bonuses		16,185,688	13,145,385	10,195,949
Marketing expenses		628,145	623,560	1,030,196
Professional and legal fees		2,870,499	3,435,653	2,603,597
Computer supplies and software		2,342,103	1,386,318	859,100
Transaction costs		1,265,225	426,006
Travel, meals and entertainment		275,254	211,704	165,217
Deferral payment expense			300,000
Insurance		879,401	569,471	128,281
Other		1,077,909	568,857	163,021
Total		$ 26,236,703	20,666,954	$ 15,145,361
Corporate, general and administrative expense | Achieve
Components of the Company's other regional, center support costs, corporate, general and administrative expenses
Deferral payment expense			$ 300,000